SEGMENT REPORTING (Details - Segment information) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue, Major Customer [Line Items]
Revenue	$ 3,971,716	$ 6,753,112	$ 8,505,844	$ 11,652,992
Cost of revenue	3,939,262	6,707,325	8,422,440	11,523,244
Gross profit	32,454	45,787	83,404	129,748
General and administrative expenses	(236,322)	(354,442)	(570,693)	(805,906)
Segment operating losses	(203,868)	(308,655)	(487,289)	(676,158)
Income tax expenses	(140,561)	1,766	(140,561)	(122,380)
Segment losses	(344,429)	(306,889)	(627,850)	(798,538)
Fish Trading [Member]
Revenue, Major Customer [Line Items]
Revenue	3,929,870	6,640,220	8,404,076	11,404,737
Cost of revenue	3,921,975	6,626,898	8,387,184	11,381,512
Gross profit	7,895	13,322	16,892	23,225
General and administrative expenses	(370,349)	(128,410)	(430,672)	(419,600)
Segment operating losses	(362,454)	(115,088)	(413,780)	(396,375)
Income tax expenses	(140,561)	1,766	(140,561)	(122,380)
Segment losses	(503,015)	(113,322)	$ (554,341)	$ (518,755)
Fish Trading [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			90.70%	89.02%
Fish Trading [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			16.12%	20.33%
Fish Trading [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			23.46%	14.05%
Fish Trading [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			0.00%	10.85%
Fish Trading [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			0.00%	17.68%
Fish Trading [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			19.24%	12.15%
Fish Trading [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			18.65%	13.96%
Fish Trading [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			13.23%	0.00%
Catering [Member]
Revenue, Major Customer [Line Items]
Revenue	2,418	1,122	$ 4,507	$ 87,495
Cost of revenue	1,904	21,179	3,471	65,168
Gross profit	514	(20,057)	1,036	22,327
General and administrative expenses	86,683	(65,113)	(108,724)	(153,984)
Segment operating losses	87,197	(85,170)	(107,688)	(131,657)
Income tax expenses	0	0	0	0
Segment losses	87,197	(85,170)	$ (107,688)	$ (131,657)
Catering [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			93.53%	0.00%
Catering [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			82.85%	0.00%
Catering [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			10.68%	0.00%
E Commerce [Member]
Revenue, Major Customer [Line Items]
Revenue	39,428	111,770	$ 97,261	$ 160,760
Cost of revenue	15,383	59,248	31,785	76,564
Gross profit	24,045	52,522	65,476	84,196
General and administrative expenses	47,344	(160,919)	(31,297)	(232,322)
Segment operating losses	71,389	(108,397)	34,179	(148,126)
Income tax expenses	0	0	0	0
Segment losses	$ 71,389	$ (108,397)	$ 34,179	$ (148,126)